SHARE CAPITAL (Summary of the Number of Options Outstanding Under the Plan) (Details) - Share options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employees and directors [Member]
Number of options
Outstanding at beginning of period		1,727,226	904,250	462,500
Granted		739,310	879,501	448,000
Forfeited		(20,000)		(6,250)
Exercised		(69,444)	(29,525)
Re-Designated	[1]		(27,000)
Outstanding at end of period		2,377,092	1,727,226	904,250
Weighted average price per share
Outstanding at beginning of period	[2]	$ 5.41	$ 3.28	$ 1.28
Granted	[2]	6.55	7.72	5.32
Forfeited	[2]	6.66		1.92
Exercised	[2]	1.64	1.92
Re-Designated	[1],[2]		5.88
Outstanding at end of period	[2]	$ 5.87	$ 5.41	$ 3.28
Consultants and other service providers [Member]
Number of options
Outstanding at beginning of period		147,875	266,875	220,000
Granted		4,800	4,000	46,875
Forfeited		(15,625)
Exercised			(150,000)
Re-Designated	[1]		27,000
Outstanding at end of period		137,050	147,875	266,875
Weighted average price per share
Outstanding at beginning of period	[2]	$ 3.24	$ 2.10	$ 1.28
Granted	[2]	6.34	10.88	5.96
Forfeited	[2]	7.98
Exercised	[2]		1.92
Re-Designated	[1],[2]		5.88
Outstanding at end of period	[2]	$ 2.81	$ 3.24	$ 2.10

[1]	Pursuant to change in status of grantee from 'director' to 'consultant' during the reporting period.
[2]	Weighted average price per share